other long-term liabilities	6 Months Ended
Jun. 30, 2018
other long-term liabilities
other long-term liabilities

27other long-term liabilities

As at (millions)	Note	June 30, 2018	December 31, 2017
Contract liabilities	24	$72	$71
Other		9	10

Deferred revenues		81	81
Pension and other post-retirement liabilities		540	537
Restricted stock unit and deferred share unit liabilities		97	68
Derivative liabilities		63	76
Other		69	67

		850	829
Deferred customer activation and connection fees	24	17	18

		$867	$847